Events Subsequent to the Balance Sheet Date	6 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
EVENTS SUBSEQUENT TO THE BALANCE SHEET DATE
NOTE 12 –	EVENTS SUBSEQUENT TO THE BALANCE SHEET DATE

The Company evaluated all events and transactions that occurred subsequent to the balance sheet date and prior to the date on which these financial statements were issued, and determined that the following events necessitated disclosure:

On July 1, 2020 the Company’s U.S. subsidiary Bioblast Pharma Inc. changed its name to Enlivex Therapeutics Inc. Additionally, on August 10, 2020, Shamir voluntarily dismissed its complaint against the Company. See Note 7.